Allowance for expected credit losses - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Expected Credit Loss [Line Items]
Allowance for expected credit losses	£ 4,084	£ 4,903
Expected credit loss analysis, projection period	5 years
MES downside and severe downside
Schedule of Expected Credit Loss [Line Items]
Weighting percentage applied in ECL calculation	40.00%
Base case
Schedule of Expected Credit Loss [Line Items]
Weight of scenario (in percent)	30.00%	30.00%
Upside
Schedule of Expected Credit Loss [Line Items]
Weight of scenario (in percent)	30.00%	30.00%
Downside
Schedule of Expected Credit Loss [Line Items]
Weight of scenario (in percent)	30.00%	30.00%
Severe downside
Schedule of Expected Credit Loss [Line Items]
Weight of scenario (in percent)	10.00%	10.00%
Management adjustments
Schedule of Expected Credit Loss [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	£ 28	£ 330
Commercial Banking
Schedule of Expected Credit Loss [Line Items]
Allowance for expected credit losses	1,182	1,869
UK mortgages
Schedule of Expected Credit Loss [Line Items]
Allowance for expected credit losses	1,115	1,209
Credit cards
Schedule of Expected Credit Loss [Line Items]
Allowance for expected credit losses	810	763
Other Retail
Schedule of Expected Credit Loss [Line Items]
Allowance for expected credit losses	945	1,016
UK mortgages
Schedule of Expected Credit Loss [Line Items]
Allowance for expected credit losses	1,105	1,207
Stage 3 £m
Schedule of Expected Credit Loss [Line Items]
Allowance for expected credit losses	1,151	1,800
Stage 3 £m | UK mortgages
Schedule of Expected Credit Loss [Line Items]
Allowance for expected credit losses	357	311
Gross drawn exposures
Schedule of Expected Credit Loss [Line Items]
Allowance for expected credit losses	3,762	4,580
Individually assessed £m
Schedule of Expected Credit Loss [Line Items]
Allowance for expected credit losses	340	1,008
Individually assessed £m | Commercial Banking
Schedule of Expected Credit Loss [Line Items]
Allowance for expected credit losses	340	1,008
Individually assessed £m | Commercial Banking | Minimum
Schedule of Expected Credit Loss [Line Items]
Allowance for expected credit losses	291	908
Individually assessed £m | Commercial Banking | Maximum
Schedule of Expected Credit Loss [Line Items]
Allowance for expected credit losses	413	1,140
Individually assessed £m | UK mortgages
Schedule of Expected Credit Loss [Line Items]
Allowance for expected credit losses	0	0
Individually assessed £m | Credit cards
Schedule of Expected Credit Loss [Line Items]
Allowance for expected credit losses	0	0
Individually assessed £m | Other Retail
Schedule of Expected Credit Loss [Line Items]
Allowance for expected credit losses	0	0
Inflationary and interest rate risk £m
Schedule of Expected Credit Loss [Line Items]
Allowance for expected credit losses	186	195
Inflationary and interest rate risk £m | Commercial Banking
Schedule of Expected Credit Loss [Line Items]
Allowance for expected credit losses	0	0
Inflationary and interest rate risk £m | UK mortgages
Schedule of Expected Credit Loss [Line Items]
Allowance for expected credit losses	61	49
Inflationary and interest rate risk £m | Credit cards
Schedule of Expected Credit Loss [Line Items]
Allowance for expected credit losses	92	93
Inflationary and interest rate risk £m | Other Retail
Schedule of Expected Credit Loss [Line Items]
Allowance for expected credit losses	33	53
Other
Schedule of Expected Credit Loss [Line Items]
Allowance for expected credit losses	(158)	135
Other | Commercial Banking
Schedule of Expected Credit Loss [Line Items]
Allowance for expected credit losses	(282)	(111)
Other | UK mortgages
Schedule of Expected Credit Loss [Line Items]
Allowance for expected credit losses	63	214
Other | Credit cards
Schedule of Expected Credit Loss [Line Items]
Allowance for expected credit losses	15	(28)
Other | Other Retail
Schedule of Expected Credit Loss [Line Items]
Allowance for expected credit losses	46	60
Mortgage accounts in long term default | UK mortgages | Other judgements
Schedule of Expected Credit Loss [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	106	118
Asset recovery values | UK mortgages | Other judgements
Schedule of Expected Credit Loss [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	0	69
Adjustment for specific sector | UK mortgages | Other judgements
Schedule of Expected Credit Loss [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	23	25
Stage 2 oversensitivity | UK mortgages | Other judgements
Schedule of Expected Credit Loss [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	(68)	0
Stage 2 oversensitivity, assets moved back to stage 1 | UK mortgages | Other judgements
Schedule of Expected Credit Loss [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	6,000
Extension of modelled lifetime on retail revolving products | Credit cards | Other judgements
Schedule of Expected Credit Loss [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	67	82
Extension of modelled lifetime on retail revolving products | Other Retail | Other judgements
Schedule of Expected Credit Loss [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	10	14
Credit card loss given default alignment (LGD) | Credit cards | Other judgements
Schedule of Expected Credit Loss [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	(50)	(96)
Credit card loss given default alignment (LGD) | Other Retail | Other judgements
Schedule of Expected Credit Loss [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	37	13
Corporate Insolvency Rates | Commercial Banking | Other judgements
Schedule of Expected Credit Loss [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	(292)	(35)
Loss given default alignment | Commercial Banking | Other judgements
Schedule of Expected Credit Loss [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	(105)	(105)
Commercial real estate price reduction | Commercial Banking | Other judgements
Schedule of Expected Credit Loss [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	67	£ 0
Scenario risk – macro level | Retail | Maximum
Schedule of Expected Credit Loss [Line Items]
Allowance for expected credit losses	5
Transition risk | UK mortgages – BTL | Maximum
Schedule of Expected Credit Loss [Line Items]
Allowance for expected credit losses	£ 5
Physical risk
Schedule of Expected Credit Loss [Line Items]
Percentage of book	80.00%
Physical risk | UK mortgages | Maximum
Schedule of Expected Credit Loss [Line Items]
Allowance for expected credit losses	£ 5